Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (Benefit) for Income Taxes from Continuing Operations

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Current taxes (benefits):
Federal	$271	$691	$(670)
Foreign	236	317	408
State and local	20	28	110
Total current tax expense (benefit)	527	1,036	(152)
Deferred tax expense (benefit):
Federal	130	(34)	1,278
Foreign	39	(16)	(75)
State and local	83	62	(4)
Total deferred tax expense	252	12	1,199
Provision for income taxes	$779	$1,048	$1,047
(a)	Based on continuing operations for 2010.

Components of Income (Loss) before Taxes

The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Domestic	$1,962	$2,336	$2,363
Foreign	1,340	1,281	1,331
Income before taxes	$3,302	$3,617	$3,694
(a)	Based on continuing operations for 2010.

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2012	2011
Depreciation and amortization	$2,672	$2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$3,373	$2,556

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate.

Effective tax rate	Year ended Dec. 31,
	2012	2011	2010
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.6	2.4
Tax credits	(4.8)	(2.1)	(1.8)
Tax-exempt income	(3.2)	(2.6)	(2.3)
Foreign operations	(5.0)	(3.2)	(5.2)
Other – net	(0.5)	0.3	0.2
Effective rate	23.6%	29.0%	28.3%

Unrecognized Tax Positions

Unrecognized tax positions
(in millions)	2012	2011	2010
Beginning balance at Jan. 1, –gross	$250	$290	$335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration	-	(3)	(5)
Ending balance at Dec. 31, – gross	$340	$250	$290